Income Taxes (Tables)	12 Months Ended
Apr. 30, 2019
Income Tax Disclosure [Abstract]
Summary of Geographical Breakdown of Income(Loss) Before Provision for Income Taxes

The Company is incorporated in the Netherlands but operates in various countries with differing tax laws and rates. The geographical breakdown of income (loss) before provision for income taxes is summarized as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Dutch	$(121,803)	$(58,810)	$(61,590)
Foreign	23,888	9,459	13,835
Loss before income taxes	$(97,915)	$(49,351)	$(47,755)

Summary of Provision for Income Taxes

The components of the provision for income taxes were as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Current:
Dutch	$-	$-	$-
Foreign	912	3,731	3,495
Total current tax expense	912	3,731	3,495
Deferred:
Dutch	$(233)	$-	$-
Foreign	3,709	(355)	718
Total deferred tax expense	3,476	(355)	718
Total provision for income taxes	$4,388	$3,376	$4,213

Summary of Reconciliation of Income Taxes Statutory Income Tax Rate to Provision for Income Taxes

The Company’s effective tax rate substantially differed from the Dutch statutory tax rate of 25% primarily due to the valuation allowance on the Dutch, U.S. and United Kingdom deferred tax assets in addition to a deferred tax asset revaluation as a result of enacted tax legislation in the Netherlands, offset by stock based compensation. A reconciliation of income taxes at the statutory income tax rate to the provision for income taxes included in the consolidated statement of operations is as follows (in thousands, except for rates):

	Year Ended April 30,
	2019		2018		2017
	Tax	Rate	Tax	Rate	Tax	Rate
Dutch statutory income tax	$(24,479)	25.0%	$(12,338)	25.0%	$(11,939)	25.0%
Foreign income taxed at different rates	(310)	0.3%	(670)	1.4%	484	(1.0)%
Stock-based compensation	(24,848)	25.3%	4,669	(9.4)%	4,241	(8.9)%
Credits	(2,161)	2.2%	(697)	1.4%	(504)	1.1%
Change in valuation allowance	43,071	(44.0)%	11,495	(23.3)%	11,226	(23.5)%
Deferred tax asset revaluation	11,883	(12.1)%	1,081	(2.2)%	-	-
Other	1,232	(1.2)%	(164)	0.3%	705	(1.5)%
Provision for income taxes	$4,388	(4.5)%	$3,376	(6.8)%	$4,213	(8.8)%

Summary of Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are summarized as follows (in thousands):

	As of April 30,
	2019	2018
Deferred tax assets:
Accrued compensation	$1,685	$795
Net operating loss carryforward	84,194	47,331
Deferred revenue	-	367
Intangibles/assets	2,321	1,005
Stock-based compensation	4,089	1,013
Research and development credits	3,584	978
Other	1,875	519
Gross deferred tax assets	97,748	52,008
Less valuation allowance	(92,309)	(45,906)
Total deferred tax assets	5,439	6,102
Deferred tax liabilities:
Deferred contract acquisition costs	(5,878)	(3,467)
Deferred revenue	(858)	-
Other	(674)	(984)
Gross deferred tax liabilities	(7,410)	(4,451)
Net deferred tax assets (liabilities)	$(1,971)	$1,651

Summary of Unrecognized Gross Tax Benefits

The Company had unrecognized tax benefits of $3.9 million as of April 30, 2019, of which none would impact the effective tax rate before consideration of any valuation allowance.  The activity within the Company’s unrecognized gross tax benefits is summarized as follows (in thousands):

	As of April 30,
	2019	2018	2017
Balance as of beginning of year	$2,019	$1,196	$584
Increase related to tax positions taken in prior periods	240	6	-
Increase related to tax positions taken in the current period	1611	817	612
Balance as of end of year	$3,870	$2,019	$1,196